CONVERTIBLE DEBT (Details Narrative) $ in Thousands				1 Months Ended		12 Months Ended
	Feb. 14, 2017 USD ($)	Feb. 14, 2017 USD ($)	Dec. 22, 2015 USD ($) shares	Feb. 14, 2017 USD ($)	Oct. 31, 2015 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 CAD / shares shares	Jun. 30, 2017 CAD / shares	Dec. 22, 2015 CAD / shares	Oct. 31, 2015 CAD / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 CAD / shares shares	Jun. 30, 2014 CAD / shares shares
Risk-free interest rate						1.25%	1.25%
Expected dividend yield						0.00%	0.00%
Volatility rate						51.14%	88.63%
Expected life						1 year 3 months	2 years 3 months
Number of common shares purchased | shares						20,609,086	22,733,685					28,260,666	1,064,140
CAD
Exercise price (in dollars per share) | CAD / shares							CAD 0.75	CAD 0.79				CAD 0.73	CAD 0.25
Lind Partners Asset Management IV, LLC [Member] | Tranche One [Member] | Warrant [Member]
Number of common stock purchased | shares						890,670
Warrant term						36 months
Risk-free interest rate						1.30%
Expected dividend yield						0.00%
Volatility rate						81.00%
Expected life						3 years
Change in financial instrument fair value						$ 234
Lind Partners Asset Management IV, LLC [Member] | Tranche One [Member] | Warrant [Member] | CAD
Exercise price (in dollars per share) | CAD / shares								CAD 0.90
Lind Asset Management IV, LLC [Member] | Warrants [Member]
Risk-free interest rate						1.30%
Expected dividend yield						0.00%
Volatility rate						86.58%
Expected life						3 years
Fair value of liabilities						$ 620
Secured Convertible Security [Member]
Description of convenent

Includes a financial covenant defining an event of default as all present and future liabilities of the Company or any of its subsidiaries, exclusive of related party loans, for an amount or amounts exceeding $2,000, and which have not been satisfied on time or within 90 days of invoice, or have become prematurely payable as a result of its default or breach.

Transaction cost						$ 214
Percentage of closing fees						0.03
Secured Convertible Security [Member] | Lind Partners Asset Management IV, LLC [Member]
Additional debt drawdown	$ 1,000
Secured Convertible Security [Member] | Lind Partners Asset Management IV, LLC [Member] | Tranche One [Member]
Additional debt drawdown		$ 1,200		$ 1,000
Maturity date of the first tranche				Mar. 31, 2019
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member]
Transaction cost						$ 135
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | Definitive Convertible Security Funding Agreement [Member]
Description of conversion price

Convertible into Common Shares of the Company at a conversion price equal to 85% of the volume weighted average trading price of the Common Shares on the TSX (in Canadian dollars) for the five (5) consecutive trading days immediately prior to the date on which Lind provides the Company with notice of its intention to convert an amount of the Convertible Security from time to time.

Interest rate			10.00%
Debt term			2 years
Principal amount			$ 4,500
Initial face value			$ 5,400
Description of interest rate			Yield of the Convertible Security (if held, unconverted, to maturity) will be 10% per annum, or $900.
Additional funding			$ 1,000
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | Definitive Convertible Security Funding Agreement [Member] | Warrants [Member]
Debt term			3 years
Number of common shares purchased | shares			3,125,000
Secured Convertible Security [Member] | Lind Asset Management IV, LLC [Member] | CAD | Definitive Convertible Security Funding Agreement [Member] | Warrants [Member]
Exercise price (in dollars per share) | CAD / shares									CAD 0.72
Unsecured Convertible Promissory Notes [Member]
Principal amount					$ 393						$ 800
Unsecured Convertible Promissory Notes [Member] | Non-Brokered Private Placement [Member]
Interest rate					8.00%
Debt term					3 years
Description of payment					Payable quarterly in arrears.
Transaction cost						$ 47
Principal amount					$ 800
Unsecured Convertible Promissory Notes [Member] | CAD | Non-Brokered Private Placement [Member]
Conversion price (in dollars per share) | CAD / shares										CAD 0.97